Equity and Divestitures - Schedule of Illustrates the Shareholders’ Equity (Details) - SPAC Merger [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Illustrates the Shareholders [Line Items]
Balance at beginning	10,032,710	3,843,743
Shares issued	2,187,777	6,188,967
Balance at ending	12,220,487 [1]	10,032,710

[1]	The Company has a total of 388,737 reserved shares that have been authorized but not issued as of June 30, 2026. Thus, the total outstanding shares authorized and issued is 12,609,224 as of June 30, 2026.